Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Pheton Holdings Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 11, 2023, the Company initially filed a registration statement on Form F-1 (File No. 333-274944) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently amended and SEC declared effective by the SEC on March 29, 2024, and was further amended by the post-effective amendment no. 1 on May 3, 2024 (as so amended, the “Registration Statement”). In connection with the Registration Statement, the Company planned to offer 2,500,000 Class A ordinary shares, and the Selling Shareholders (defined below) planned to sell 1,250,000 Class A ordinary shares, once the Company’s Class A ordinary shares begin trading on the Nasdaq Capital Market (the “Previous Offering”).This post-effective amendment no. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement is being filed to (i) revise this explanatory note contained in the cover of the Registration Statement, (ii) to re-file exhibit 23.1 of the Registration Statement, and (iii) to amend and restate the exhibit index set forth in Part II of the Registration Statement.The information included in this filing updates and supplements the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. As of the date of this Post-Effective Amendment No. 2, the Company has not closed the Previous Offering, and no securities have been sold under the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement on October 11, 2023.This Post-Effective Amendment No. 2 contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the initial public offering of 2,500,000 Class A ordinary shares of the Registrant (the “Public Offering Prospectus”) through the underwriters named on the cover page of the Public Offering Prospectus.• Resale Prospectus. A prospectus to be used for the resale by the Selling Shareholders (defined below) set forth therein of 1,250,000 Class A ordinary shares (the “Resale Prospectus”), to be sold once our Class A ordinary shares begin trading on the Nasdaq Capital Market and from time to time thereafter.The Resale Prospectus and the Public Offering Prospectus are substantively identical, except for the following distinctions:• they contain different front covers and back covers;• they contain different Offering sections;• they contain different Use of Proceeds sections;• the Capitalization and Dilution sections of the Public Offering Prospectus are deleted from the Resale Prospectus;• references in the Public Offering Prospectus to the Resale Prospectus are deleted from the Resale Prospectus;• the Underwriting section from the Public Offering Prospectus is deleted from the Resale Prospectus;• a Selling Shareholders section is included in the Resale Prospectus;• a Selling Shareholders’ Plan of Distribution is included in the Resale Prospectus; and• the Resale Prospectus deletes the reference to counsel for the Representative of the underwriters in the Legal Matters section.The Registrant has included in this registration statement, after the back cover page of the Public Offering Prospectus, the Resale Prospectus with alternate pages reflecting the foregoing differences.
Entity Central Index Key	0001970544
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true